SP Funds S&P 500 Sharia Industry Exclusions ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Apparel - 1.1%
NIKE, Inc. - Class B	2,505	$280,284
Tapestry, Inc.	538	7,925
Under Armour, Inc. - Class A (1)	381	3,738
Under Armour, Inc. - Class C (1)	397	3,513
VF Corp.	644	42,343
		337,803
Auto Manufacturers - 0.2%
Cummins, Inc.	298	61,761

Auto Parts & Equipment - 0.1%
Aptiv PLC	542	46,677

Beverages - 2.7%
The Coca-Cola Co.	7,809	386,780
Monster Beverage Corp. (1)	755	63,314
PepsiCo, Inc.	2,803	392,588
		842,682
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (1)	446	50,942
Amgen, Inc.	1,188	300,944
Biogen, Inc. (1)	330	94,921
Bio-Rad Laboratories, Inc. - Class A (1)	43	21,869
Corteva, Inc.	1,512	43,168
Gilead Sciences, Inc.	2,533	169,078
Illumina, Inc. (1)	297	106,094
Incyte Corp. (1)	365	35,168
Regeneron Pharmaceuticals, Inc. (1)	204	126,466
Vertex Pharmaceuticals, Inc. (1)	524	146,259
		1,094,909
Building Materials - 0.6%
Fortune Brands Home & Security, Inc.	282	23,710
Johnson Controls International PLC	1,503	61,217
Martin Marietta Materials, Inc.	126	25,562
Masco Corp.	533	31,074
Vulcan Materials Co.	268	32,160
		173,723
Chemicals - 2.2%
Air Products and Chemicals, Inc.	446	130,348
Ecolab, Inc.	500	98,540
FMC Corp.	262	27,997
Linde PLC	1,061	264,974
PPG Industries, Inc.	477	57,431
The Sherwin-Williams Co.	163	109,381
		688,671

Commercial Services - 0.3%
Cintas Corp.	170	56,651
Gartner, Inc. (1)	180	23,367
Robert Half International, Inc.	224	11,917
Rollins, Inc.	269	14,833
		106,768
Computers - 14.5%
Apple, Inc.	32,924	4,248,513
Cognizant Technology Solutions Corp.	1,083	72,409
Fortinet, Inc. (1)	271	35,773
HP, Inc.	2,889	56,480
NetApp, Inc.	447	21,183
Seagate Technology PLC	456	21,884
		4,456,242
Cosmetics & Personal Care - 3.0%
Colgate-Palmolive Co.	1,730	137,120
The Estee Lauder Companies, Inc. - Class A	454	100,661
The Procter & Gamble Co.	5,002	691,926
		929,707
Distribution & Wholesale - 0.4%
Copart, Inc. (1)	417	43,085
Fastenal Co.	1,157	56,531
W.W. Grainger, Inc.	87	31,792
		131,408
Electrical Components & Equipment - 0.3%
Emerson Electric Co.	1,207	83,850

Electronics - 1.3%
Agilent Technologies, Inc.	624	62,662
Allegion PLC	186	19,231
Fortive Corp.	599	43,194
Garmin Ltd.	291	30,150
Mettler-Toledo International, Inc. (1)	48	46,597
PerkinElmer, Inc.	225	26,487
Roper Technologies, Inc.	211	90,137
TE Connectivity Ltd.	666	64,336
Waters Corp. (1)	119	25,735
		408,529
Environmental Control - 0.3%
Pentair PLC	322	14,535
Waste Management, Inc.	784	89,376
		103,911
Food - 0.9%
The Hershey Co.	298	44,295
McCormick & Co., Inc. - Non-Voting Shares	250	51,550
Mondelez International, Inc.	2,884	168,483
		264,328
Hand & Machine Tools - 0.2%
Stanley Black & Decker, Inc.	311	50,164

Healthcare - Products - 7.6%
Abbott Laboratories	3,572	391,027
ABIOMED, Inc. (1)	91	27,994
Align Technology, Inc. (1)	145	43,062
Baxter International, Inc.	1,028	89,508
Boston Scientific Corp. (1)	2,886	118,384
The Cooper Companies, Inc.	99	31,124
Danaher Corp.	1,271	262,423
Dentsply Sirona, Inc.	443	19,877
Edwards Lifesciences Corp. (1)	1,252	107,472
Henry Schein, Inc. (1)	283	18,803
Hologic, Inc. (1)	522	31,174
IDEXX Laboratories, Inc. (1)	172	67,262
Intuitive Surgical, Inc. (1)	236	172,478
Medtronic PLC	2,709	291,136
ResMed, Inc.	292	52,788
STERIS PLC	166	26,500
Stryker Corp.	651	129,002
Teleflex, Inc.	94	36,937
Thermo Fisher Scientific, Inc.	798	342,326
Varian Medical Systems, Inc. (1)	183	31,782
West Pharmaceutical Services, Inc.	149	42,310
		2,333,369
Home Builders - 0.3%
D.R. Horton, Inc.	668	47,675
NVR, Inc. (1)	7	29,179
		76,854
Household Products & Wares - 0.8%
Avery Dennison Corp.	168	19,386
Church & Dwight Co., Inc.	497	47,627
The Clorox Co.	253	56,545
Kimberly-Clark Corp.	688	108,539
		232,097
Internet - 12.3%
Alphabet, Inc. - Class A (1)	606	987,495
Alphabet, Inc. - Class C (1)	591	965,800
Booking Holdings, Inc. (1)	83	158,567
CDW Corp.	289	32,845
eBay, Inc.	1,334	73,077
F5 Networks, Inc. (1)	123	16,277
Facebook, Inc. - Class A (1)	4,858	1,424,366
NortonLifeLock, Inc.	1,095	25,754
Twitter, Inc. (1)	1,585	64,319
VeriSign, Inc. (1)	205	44,034
		3,792,534
Machinery - Diversified - 0.7%
Dover Corp.	291	31,963
Flowserve Corp.	263	7,806
IDEX Corp.	152	27,395
Otis Worldwide Corp.	822	51,704
Rockwell Automation, Inc.	234	53,944
Xylem, Inc.	363	29,105
		201,917

Mining - 0.4%
Newmont Corp.	1,621	109,061

Miscellaneous Manufacturers - 1.5%
3M Co.	1,162	189,429
A.O. Smith Corp. - Class A	273	13,369
Eaton Corp. PLC	808	82,497
Illinois Tool Works, Inc.	581	114,777
Trane Technologies PLC	483	57,182
		457,254
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)	107	30,659

Oil & Gas - 2.7%
Cabot Oil & Gas Corp.	805	15,271
Chevron Corp.	3,772	316,584
ConocoPhillips	2,167	82,108
EOG Resources, Inc.	1,176	53,320
Exxon Mobil Corp.	8,542	341,167
Pioneer Natural Resources Co.	333	34,609
		843,059
Packaging & Containers - 0.1%
Packaging Corp. of America	192	19,438

Pharmaceuticals - 5.6%
Becton Dickinson and Co.	596	144,691
DexCom, Inc. (1)	186	79,126
Eli Lilly and Co.	1,702	252,560
Johnson & Johnson	5,358	821,971
Merck & Co., Inc.	5,099	434,792
		1,733,140
Retail - 6.7%
Advance Auto Parts, Inc.	140	21,883
AutoZone, Inc. (1)	47	56,227
Dollar Tree, Inc. (1)	479	46,113
Genuine Parts Co.	291	27,482
The Home Depot, Inc.	2,173	619,392
Lowe’s Companies, Inc.	1,525	251,152
McDonald’s Corp.	1,502	320,707
O’Reilly Automotive, Inc. (1)	150	69,845
Ross Stores, Inc.	718	65,396
Starbucks Corp.	2,360	199,349
Target Corp.	1,010	152,722
Tiffany & Co.	220	26,950
The TJX Companies, Inc.	2,420	132,592
Tractor Supply Co.	234	34,826
Ulta Beauty, Inc. (1)	112	26,004
		2,050,640

Semiconductors - 7.7%
Advanced Micro Devices, Inc. (1)	2,366	214,880
Analog Devices, Inc.	734	85,790
Applied Materials, Inc.	1,846	113,714
Intel Corp.	8,554	435,826
IPG Photonics Corp. (1)	67	10,836
KLA Corp.	313	64,209
Lam Research Corp.	293	98,548
Maxim Integrated Products, Inc.	539	36,889
Micron Technology, Inc. (1)	2,247	102,261
NVIDIA Corp.	1,243	664,980
QUALCOMM, Inc.	2,273	270,714
Texas Instruments, Inc.	1,854	263,546
		2,362,193
Software - 17.6%
Activision Blizzard, Inc.	1,557	130,041
Adobe, Inc. (1)	973	499,528
Akamai Technologies, Inc. (1)	328	38,189
ANSYS, Inc. (1)	172	58,310
Autodesk, Inc. (1)	443	108,845
Cadence Design Systems, Inc. (1)	564	62,553
Cerner Corp.	615	45,123
Citrix Systems, Inc.	234	33,977
Intuit, Inc.	527	182,020
Microsoft Corp.	15,321	3,455,345
Paycom Software, Inc. (1)	97	29,048
salesforce.com, Inc. (1)	1,820	496,223
ServiceNow, Inc. (1)	384	185,096
Synopsys, Inc. (1)	305	67,496
Tyler Technologies, Inc. (1)	80	27,625
		5,419,419
Telecommunications - 1.5%
Arista Networks, Inc. (1)	109	24,356
Cisco Systems, Inc.	8,568	361,741
Juniper Networks, Inc.	669	16,725
Motorola Solutions, Inc.	344	53,234
		456,056
Transportation - 2.5%
C.H. Robinson Worldwide, Inc.	272	26,738
Expeditors International of Washington, Inc.	322	28,462
J.B. Hunt Transport Services, Inc.	168	23,611
Kansas City Southern	186	33,859
Norfolk Southern Corp.	518	110,091
Old Dominion Freight Line, Inc.	191	38,616
Union Pacific Corp.	1,371	263,835
United Parcel Service, Inc. - Class B	1,423	232,831
		758,043
Total Common Stocks
(Cost $24,801,226)		30,656,866

Total Investments in Securities - 99.8%
(Cost $24,801,226)		30,656,866
Other Assets in Excess of Liabilities - 0.2%		67,952
Total Net Assets - 100.0%		$30,724,818

(1) Non-income producing security.

Summary of Fair Value Exposure at August 31, 2020 (Unaudited)

The SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$30,656,866	$–	$–	$30,656,866
Total Investments in Securities	$30,656,866	$–	$–	$30,656,866

(1) See Schedule of Investments for industry breakout.